UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Garrison Residential Acquisitions LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported): January 25, 2021

Commission File Number of securitizer: 025-01529

Central Index Key Number of securitizer: 0001599523

Brad Harris, Phone: (212) 372-9514
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):________________________________
Central Index Key Number of underwriter (if applicable):____________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Garrison Residential Acquisitions LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  GMAT 2013-1 Trust

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.

This Form ABS-15G provides notice that the securitizer's obligation to file under Rule 15Ga-1(c)(2) has terminated pursuant to Rule 15Ga-1(c)(3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  January 25, 2021

GARRISON RESIDENTIAL ACQUISITIONS LLC (Securitizer)

By:	/s/ Kevin Treacy
Name: Kevin Treacy
Title: Chief Operating Officer